Fair Value Measurements (Details) - Recurring [Member] - USD ($)	Dec. 31, 2015	Dec. 31, 2014
LIABILITIES:
Total derivative liabilities	$ 473,425	$ 23,425
Warrant liabilities [Member]
LIABILITIES:
Total derivative liabilities	273,425	$ 23,425
Compound embedded derivative [Member]
LIABILITIES:
Total derivative liabilities	$ 200,000
Level 1 [Member]
LIABILITIES:
Total derivative liabilities
Level 1 [Member] | Warrant liabilities [Member]
LIABILITIES:
Total derivative liabilities
Level 1 [Member] | Compound embedded derivative [Member]
LIABILITIES:
Total derivative liabilities
Level 2 [Member]
LIABILITIES:
Total derivative liabilities
Level 2 [Member] | Warrant liabilities [Member]
LIABILITIES:
Total derivative liabilities
Level 2 [Member] | Compound embedded derivative [Member]
LIABILITIES:
Total derivative liabilities
Level 3 [Member]
LIABILITIES:
Total derivative liabilities	$ 473,425	$ 23,425
Level 3 [Member] | Warrant liabilities [Member]
LIABILITIES:
Total derivative liabilities	273,425	$ 23,425
Level 3 [Member] | Compound embedded derivative [Member]
LIABILITIES:
Total derivative liabilities	$ 200,000